Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments [Line Items]
Summary of investments in associates and joint ventures
As of December 31, 2024, the detail of investments in associates and joint ventures is as follows:

Affiliate	Country	Ownership		Nature of relationship	Equity	Share of profit (loss) (***)
CCLA Holdings Development and Property Management SL (“CCLA Holdings”) (*)	Spain	50%		Joint venture	46,448	(1,652)
Mexican associates’ entities (**)	Mexico	(	**)	Associate	8,633	152

					55,081	(1,500)

(*)	Joint Venture relationships with CIM Group. There is no control in these investments.
(**)
Investments in Mexican associates comprise regulatory investment required to Compass Investment de México S.A. de C.V. Mexican associates does not have control over these investments. The ownership on theses associates may vary from 0.04% to 1.89%.

(***)	Comprise group’s share of the post-acquisition profits or losses of the investees.

Summary of movements in investment in joint ventures and associates
As of 31 December 2024, movements in investment in joint ventures and associates are as follows:

	CCLA Holdings	Mexican associates	Total
Investments recognized as a result of business combination	32,604	7,943	40,547
Capital increase	13,140	—	13,140
Equity gain (loss)	(1,652)	152	(1,500)
Foreign exchange variation	2,356	538	2,894

Closing balance of investment on December 31, 2024	46,448	8,633	55,081

Summary of the equity method, including fair value adjustments and modifications	They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments and modifications for differences in accounting policy.

CCLA Holdings
Current assets	89,175
Non-current assets	55,502
Current liabilities	(51,780)
Non-current liabilities	—

Net assets	92,897
Ownership interest	50%
Investments by equity method	46,448

Schedule of Balance Sheet Information Related to Subsidiaries
Set out below is summarized financial information for each subsidiary that has non-controlling
interests. The amounts disclosed for each subsidiary are before inter-company eliminations.

	Vinci Asset Allocation		Vinci Holding Securitária		Total
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Summarized Balance Sheet
Current assets	466	232	392,026	100,873	392,492	101,105
Current liabilities	(777)	(707)	(3,447)	(2,816)	(4,224)	(3,523)

Current net assets	(311)	(475)	388,579	98,057	388,268	97,582
Non-current assets	601	601	21,393	13,549	21,994	14,150
Non-current liabilities	(2,750)	(1,550)	(408,305)	(96,805)	(411,055)	(98,355)

Non-current net assets	(2,149)	(949)	(386,912)	(83,256)	(389,061)	(84,205)
Net assets	(2,460)	(1,424)	1,667	14,801	(793)	13,377

Accumulated NCI	(615)	(356)	250	2,220	(365)	1,864

Schedule of Comprehensive Income Information Related to Subsidiaries

Summarized statement of comprehensive income	Vinci Asset Allocation		Vinci Holding Securitária		Total
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Revenue	429	90	380	74	809	164
Profit for the period	(1,036)	(1,292)	(13,135)	(5,505)	(14,171)	(6,797)
Total comprehensive income	(1,036)	(1,292)	(13,135)	(5,505)	(14,171)	(6,797)

Profit/(loss) allocated to NCI	(259)	(323)	(1,970)	(826)	(2,229)	(1,149)

Compass business combination [Member]
Disclosure Of Investments [Line Items]
Summary of Purchase Consideration the Net Assets Acquired, and Goodwill
Details of the estimated purchase consideration, the net assets acquired, goodwill and other intangible assets are as follows:

Cash paid	201,372
Shares issued (Class A Shares)	692,156
Contingent consideration (Earn-out I)	38,054
Contingent consideration (Earn-out II)	36,849

Total purchase consideration	968,431

Summary of Assets and Liabilities Evaluated at Fair Value
The assets and liabilities recognized as a result of the acquisition are as follows:

Cash and cash equivalents	51,032
Other assets and liabilities	301,948
Management contracts and customers relationship	324,361
Brands	77,763

755,104
Goodwill	213,327

Net assets acquired	968,431

MAV Business Combination [Member]
Disclosure Of Investments [Line Items]
Summary of Purchase Consideration the Net Assets Acquired, and Goodwill
Details of the purchase consideration, the net assets acquired, and goodwill are as follows:

Cash paid	5,000
Consideration payable	10,000
Contingent consideration (Earn-out)	18,010

Total purchase consideration	33,010

Summary of Assets and Liabilities Evaluated at Fair Value
The assets and liabilities recognized as a result of the acquisition are as follows:

Cash and cash equivalents	285
Other assets and liabilities	(221)
Management contracts	3,245

Net identifiable assets acquired	3,309
Goodwill	29,701

Net assets acquired	33,010

Lacan Ativos Reais Business Combination [Member]
Disclosure Of Investments [Line Items]
Summary of Purchase Consideration the Net Assets Acquired, and Goodwill
Details of the purchase consideration, the net assets acquired, and goodwill are as follows:

Cash paid	70,000
Contingent consideration (Earn-out I)	18,519
Contingent consideration (Earn-out II)	14,949

Total purchase consideration	103,468

Summary of Assets and Liabilities Evaluated at Fair Value
The assets and liabilities recognized as a result of the acquisition are as follows:

Cash and cash equivalents	1.987
Other assets and liabilities	(1,497)
Management contracts	27,660

Net identifiable assets acquired	28,150
Goodwill	75,318
Net assets acquired	103,468